Cover Page	Sep. 01, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 01, 2026
Entity Registrant Name	Dell Technologies Inc.
Entity Incorporation, State or Country Code	TX
Entity File Number	001-37867
Entity Tax Identification Number	80-0890963
Entity Address, Address Line One	One Dell Way
Entity Address, City or Town	Round Rock,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78682
City Area Code	800
Local Phone Number	289-3355
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class C Common Stock, par value $0.01 per share
Trading Symbol	DELL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001571996
Amendment Flag	false